Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Debt [Abstract]
Schedule of Debt
	September 28, 2024	December 30, 2023
Jackson Investment Group – related party	$10,116	$10,116
Redeemable Series H Preferred Stock	9,700	9,000
Total Debt, Gross	19,816	19,116
Less: Debt Discount and Deferred Financing Costs, Net	(187)	(663)
Total Debt, Net	19,629	18,453
Less: Non-Current Portion – Related Party	—	—
Less: Non-Current Portion	—	—
Total Current Debt, Net	$19,629	$18,453

	December 30, 2023	December 31, 2022
Jackson Investment Group – related party	$10,116	$9,016
Redeemable Series H Preferred Stock	9,000	9,000
Total Debt, Gross	19,116	18,016
Less: Debt Discount and Deferred Financing Costs, Net	(663)	(962)
Total Debt, Net	18,453	17,054
Less: Non-Current Portion – Related Party	—	(8,661)
Less: Non-Current Portion	—	(8,393)
Total Current Debt, Net	$18,453	$—